Resolution Of Remaining Chapter 11 Disputed Claims (Tables)	12 Months Ended
Dec. 31, 2012
Resolution Of Remaining Chapter 11 Disputed Claims [Abstract]
Changes In The Remaining Net Disputed Claims Liability
(in millions)
Balance at December 31, 2011	$848
Interest accrued	27
Less: supplier settlements	(33)
Balance at December 31, 2012	$842